CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Product sales	$ 3,804,651	$ 2,330,524	$ 5,913,075	$ 4,679,980	$ 10,368,735	$ 5,401,957
Consulting and other income						91,750
Less returns and allowances	(306,389)	651	(430,831)	(98,388)	(695,874)	(48,902)
Net revenue	3,498,262	2,331,174	5,482,244	4,581,592	9,672,861	5,444,805
Cost of Goods Sold	2,048,115	983,719	2,981,778	2,138,295	4,751,961	1,883,160
Gross Profit	1,450,147	1,347,455	2,500,466	2,443,296	4,920,900	3,561,645
Selling and marketing:
Commissions and consulting	399,735	438,532	699,535	698,382
Other selling and marketing expenses	410,485	271,220	873,835	549,059
Total selling and marketing	810,220	709,752	1,573,370	1,247,441	2,856,482	1,626,675
General and administrative
Salary and personnel costs	290,105	256,040	598,827	526,247
Professional fees and consulting costs	428,846	210,643	708,341	538,777
Other general and administrative expenses	295,179	234,843	422,318	386,549
Total general and administrative	1,014,130	701,526	1,729,486	1,451,573	3,057,988	2,123,670
Total operating costs and expenses	1,824,350	1,411,278	3,302,856	2,699,013	5,914,470	3,750,345
Operating loss	(374,203)	(63,823)	(802,390)	(255,717)	(993,570)	(188,700)
Other Income (Expense)
Interest income	185	(149)	776	(149)	454
Interest expense	(10,184)		(10,184)
Other	16,117	6,700	3,375	7,733	12,224	38,887
Total other income (expense)	6,118	6,551	(6,033)	7,584	12,678	38,887
Loss Before Taxes	(368,085)	(57,272)	(808,423)	(248,133)	(980,892)	(149,813)
Income Tax Benefit
Net Loss	(368,085)	(57,272)	(808,423)	(248,133)	(980,892)	(149,813)
Net Loss Attributable to Non-Controlling Interest		2,292		2,292	2,292	12,740
Net Loss Attributable to Shareholders of Divine Skin, Inc.	$ (368,085)	$ (54,980)	$ (808,423)	$ (245,841)	$ (978,600)	$ (137,073)
Basic and Diluted Earnings per Share:
Weighted average shares	106,085,949	99,462,719	105,607,986	98,072,787	100,611,200	92,668,273
Loss per share	$ 0.0	$ 0.0	$ (0.01)	$ 0.0	$ (0.01)	$ 0.0